Material accounting policies	6 Months Ended
Sep. 30, 2025
Material accounting policies [Abstract]
Material accounting policies	Material accounting policies
The accounting policies adopted in the presentation of these condensed consolidated interim financial statements are consistent with those adopted for the presentation of the consolidated financial statements for the year ended March 31, 2025. The Company adopted IAS 21, The Effects of Changes in Foreign Exchange Rates, for the fiscal year ending March 31, 2026. The adoption did not have a material impact on the condensed consolidated interim financial statements.
Additionally, for share-based payment arrangements granted to employees and others providing similar services, the grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.